Income taxes (Summary of Gross Unrecognized Tax Benefits Changes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 21,553	¥ 19,250	¥ 13,644
Additions based on tax positions related to the current year	612	8,187	1,001
Additions for tax positions of prior years	13,954	6,076	6,378
Reductions for tax positions of prior years	(13,217)	(5,593)	(77)
Reductions for tax positions related to lapse of statute of limitations		(9)	(7)
Reductions for settlements	(26)	(6,317)	(427)
Other	(1,312)	(41)	(1,262)
Balance at end of year	¥ 21,564	¥ 21,553	¥ 19,250